Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Sale of call options, tax	$ (1)	$ (1)